Operating Leases (Tables)	12 Months Ended
Dec. 31, 2015
Leases [Abstract]
Summary of Minimum Annual Lease Payments for Noncancelable Operating Leases

Minimum annual lease payments for noncancelable operating leases in effect at December 31, 2015 are as follows (in thousands):

2016	$24,331
2017	17,270
2018	13,580
2019	10,845
2020	8,490
Thereafter	18,958

$93,474